Provisions for pensions and similar obligations (Details 15) - Sensitivity - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Service Cost and Interest
Discount Rate
(+)0,5%	R$ (31,672)	R$ (29,066)	R$ (28,742)
(-)0,5%	35,572	32,403	31,876
Boards of Mortality
Applied (+) 2 years	(51,720)	(45,937)	(43,310)
Applied (-) 2 years	56,687	49,355	45,808
Cost of Medical Care
(+)0,5%	38,388	35,949	31,758
(-)0,5%	(35,060)	(32,100)	(28,501)
Present Value of Obligations
Discount Rate
(+)0,5%	(440,072)	(307,980)	(301,237)
(-)0,5%	494,257	343,340	334,085
Boards of Mortality
Applied (+) 2 years	(718,632)	(486,742)	(453,912)
Applied (-) 2 years	787,636	522,958	480,101
Cost of Medical Care
(+)0,5%	533,380	380,906	332,850
(-)0,5%	R$ (487,146)	R$ (340,122)	R$ (298,705)